Concentration of Credit Risk	12 Months Ended
Dec. 31, 2016
Risks and Uncertainties [Abstract]
Concentration of Credit Risk

NOTE 14 – Concentration of Credit Risk

Credit risk represents the accounting loss that would be recognized at the reporting date if counter parties failed completely to perform as contracted.  Concentrations of credit risk that arise from financial instruments exist for groups of customers when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions described below.

•	Cash – Financial instruments that subject the Company to credit risk are cash balances maintained in excess of federal depository insurance limits. At December 31, 2016 and 2015, the Company had $0 in cash which was not guaranteed by the Federal Deposit Insurance Corporation. To date, the Company has not experienced any losses in such accounts and believes the exposure is minimal.

•	Major customers and accounts receivable – Major customers represent any customer that accounts for more than 10% of revenues for the year. During 2016 and 2015, the Company had one customer that accounted for 33% and 18%, respectively, of revenues and whose accounts receivable balance (unsecured) accounted for 33% and 36%, respectively, of accounts receivable at December 31, 2016 and 2015.